UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05415
Morgan Stanley Global Infrastructure Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2011
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments ▪ March 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (99.2%)
	Australia (4.5%)
	Airports
445,310	Australian Infrastructure Fund (Stapled Securities) (a)(b)	$882,062
1,364,079	MAP Group (Stapled Securities) (a)	4,289,246

		5,171,308

	Diversified
753,200	DUET Group (Stapled Securities) (a)(b)	1,304,947

	Oil & Gas Storage & Transportation

517,000	APA Group (Stapled Securities) (a)	2,251,337

	Toll Roads
1,131,800	Transurban Group (Stapled Securities) (a)(b)	6,286,542

	Transmission & Distribution
1,481,194	Spark Infrastructure Group	1,715,923

	Total Australia	16,730,057

	Brazil (0.6%)
	Water
38,500	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	2,261,490

	Canada (13.5%)
	Oil & Gas Storage & Transportation
303,779	Enbridge, Inc.	18,618,409
713,323	TransCanada Corp.	28,922,875

		47,541,284

	Ports
49,930	Westshore Terminals Investment Corp. (Stapled Securities) (a)(b)	1,331,295

	Transmission & Distribution
52,520	Fortis, Inc.	1,794,185

	Total Canada	50,666,764

	China (9.5%)
	Oil & Gas Storage & Transportation
2,858,000	Beijing Enterprises Holdings Ltd. (c)	16,313,477
1,640,000	China Gas Holdings Ltd. (c)	805,394
2,803,000	ENN Energy Holdings Ltd. (c)	8,720,469
1,070,000	Sichuan Expressway Co. Ltd. (c)	694,667

		26,534,007

	Ports
1,158,469	China Merchants Holdings International Co., Ltd. (c)	4,892,391

	Toll Roads
3,963,322	Jiangsu Expressway Co., Ltd. (H Shares) (c)	4,443,009

	Total China	35,869,407

	France (5.0%)
	Airports
25,636	Aeroports de Paris (ADP)	2,361,526

	Communications
75,609	Eutelsat Communications SA	3,020,095
504,031	SES SA	12,982,574

		16,002,669

	Toll Roads
37,710	Groupe Eurotunnel SA	401,192

	Total France	18,765,387

	Germany (0.9%)
	Airports
44,232	Fraport AG Frankfurt Airport Services Worldwide	3,241,457

	Hong Kong (2.6%)
	Oil & Gas Storage & Transportation
4,083,900	Hong Kong & China Gas Co., Ltd.	9,796,887

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Italy (4.9%)
	Oil & Gas Storage & Transportation
1,094,691	Snam Rete Gas SpA	$6,152,808

	Toll Roads
373,076	Atlantia SpA	8,549,416

	Transmission & Distribution
811,000	Terna Rete Elettrica Nazionale SpA	3,882,484

	Total Italy	18,584,708

	Mexico (0.7%)
	Airports
25,900	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	1,100,491
27,800	Grupo Aeroportuario del Sureste SAB de CV (ADR)	1,633,806

	Total Mexico	2,734,297

	Netherlands (0.6%)
	Oil & Gas Storage & Transportation
47,232	Koninklijke Vopak N.V.	2,272,507

	Spain (5.7%)
	Diversified
199,265	Ferrovial SA	2,499,214

	Oil & Gas Storage & Transportation
99,164	Enagas SA	2,237,310

	Toll Roads
695,679	Abertis Infraestructuras SA	15,114,026

	Transmission & Distribution
27,911	Red Electrica Corp. SA	1,586,167

	Total Spain	21,436,717

	Switzerland (0.3%)
	Airports
2,568	Flughafen Zuerich AG	1,069,417

	United Kingdom (12.4%)
	Transmission & Distribution
3,678,000	National Grid PLC	35,047,677

	Water
321,500	Pennon Group PLC	3,223,458
185,300	Severn Trent PLC	4,342,969
410,600	United Utilities Group PLC	3,896,142

		11,462,569

	Total United Kingdom	46,510,246

	United States (38.0%)
	Communications
404,070	American Tower Corp. (Class A) (d)	20,938,907
344,770	Crown Castle International Corp. (d)	14,669,964
136,230	SBA Communications Corp. (Class A) (d)	5,405,606

		41,014,477

	Diversified
841,630	Centerpoint Energy, Inc.	14,779,023

	Oil & Gas Storage & Transportation
37,870	Kinder Morgan Management LLC (d)	2,483,893
280,734	NiSource, Inc.	5,384,478
114,850	Oneok, Inc.	7,681,168
154,370	Sempra Energy	8,258,795
188,691	Southern Union Co.	5,400,336
675,603	Spectra Energy Corp.	18,362,890

		47,571,560

	Transmission & Distribution
178,690	Consolidated Edison, Inc.	9,063,157
183,190	ITC Holdings Corp.	12,804,981
239,420	Northeast Utilities	8,283,932

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

104,090	NSTAR	$4,816,244

		34,968,314

	Water
77,200	American Water Works Co., Inc.	2,165,460
111,140	Aqua America, Inc.	2,543,995

		4,709,455

	Total United States	143,042,829

	Total Common Stocks (Cost $311,207,430)	372,982,170

NUMBER OF
SHARES (000)
	Short-Term Investment (e) (0.9%)
	Investment Company
3,536	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $3,535,663)		3,535,663

	Total Investments (Cost $314,743,093) (f)	100.1%	376,517,833
	Liabilities in Excess of Other Assets	(0.1)	(538,716)

	Net Assets	100.0%	$375,979,117

ADR	American Depositary Receipt.

(a)	Comprised of securities in separate entities that are traded as a single stapled security.

(b)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(c)	Security trades on the Hong Kong exchange.

(d)	Non-income producing security.

(e)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Infrastructure Fund
Summary of Investments ▪ March 31, 2011 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Oil & Gas Storage & Transportation	$144,357,700	38.3%
Transmission & Distribution	78,994,750	21.0
Communications	57,017,146	15.1
Toll Roads	34,794,185	9.2
Diversified	18,583,184	5.0
Water	18,433,514	4.9
Airports	14,578,005	3.9
Ports	6,223,686	1.7
Investment Company	3,535,663	0.9

	$376,517,833	100.0%

Morgan Stanley Global Infrastructure Fund
Notes to Portfolio of Investments ▪ March 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Airports	$14,578,005	$14,578,005	—	—
Communications	57,017,146	57,017,146	—	—
Diversified	18,583,184	18,583,184	—	—
Oil & Gas Storage & Transportation	144,357,700	144,357,700	—	—
Ports	6,223,686	6,223,686	—	—
Toll Roads	34,794,185	34,794,185	—	—
Transmission & Distribution	78,994,750	78,994,750	—	—
Water	18,433,514	18,433,514	—	—

Total Common Stocks	372,982,170	372,982,170	—	—

Short-Term Investment — Investment Company	3,535,663	3,535,663	—	—

Total	$376,517,833	$376,517,833	—	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2011, securities with a total value of $805,394 transferred from Level 2 to Level 1. At December 31, 2010, the fair market value of a security was adjusted due to a halt on trading of that security which resulted in its Level 2 classification.
Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including, circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Global Infrastructure Fund
/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 24, 2011